26. Customer Charges Due	12 Months Ended
Dec. 31, 2017
Customer Charges Due
Customer Charges Due

	12.31.2017	12.31.2016
Energy Development Account - CDE (a)	121,912	136,450
Tariff flags	22,427	-
Global Reversal Reserve - RGR	5,686	5,262
	150,025	141,712
(a) Aneel published Resolutions No. 2,002/2017, No. 2,204/2017 and No. 2,231/2017.